Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

12.	Stock-Based Compensation

On September 8, 2016, the Company adopted the 2016 Equity Incentive Plan (the 2016 Plan). The total number of shares available for the grant of either stock options or compensation stock under the Plan is 166,667 shares, subject to adjustment. The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant. At December 31, 2016, there were 142,500 options and 17,817 RSU’s issued under the Plan outstanding, with vesting schedules varying between immediate and three (3) years from the grant date.

On January 29, 2015, the Company adopted the 2015 Stock Incentive Plan (the 2015 Plan). The total number of shares available for the grant of either stock options or compensation stock under the 2015 Plan is 50,000 shares, subject to adjustment. The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company’s common stock on the date of grant. At December 31, 2016, there were 4,802 options issued under the Plan outstanding, which options vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.

The Company also issues, from time to time, options which are not registered under a formal option plan. At December 31, 2016, there were 16,667 options outstanding that were not issued under the Plan.

A summary of all stock option activity at and for the years ended December 31, 2016 and 2015 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2014	16,667	(1)	$24.00
Options granted	27,500	(2)	69.60
Options exercised	-		-
Options canceled	(7,500	)(2)	120.00
Outstanding at December 31, 2015	36,667		$38.40
Options granted	142,500	(3)	5.49
Options exercised	-		-
Options canceled	(5,417	)(3)	108.69
Outstanding at December 31, 2016	173,750		$9.24

Exercisable at December 31, 2016	48,325		$14.31

(1) Non-Plan options.

(2) 27,500 options granted under 2015 Stock Incentive Plan; 7,500 non-plan options, which were subsequently canceled under an agreement with the holder.

(3) 142,500 options granted under 2016 Equity Incentive Plan; 5,417 options were canceled under the 2015 Stock Incentive Plan.

The aggregate intrinsic value of options outstanding at December 31, 2016 was $60,900.

At December 31, 2016, there were 125,426 unvested options with an aggregate grant date fair value of $489,230. The unvested options will vest in accordance with the vesting schedule in each respective option agreement, which is generally over a period of 6 to 36 months. The aggregate intrinsic value of unvested options at December 31, 2016 was $60,900. During the year ended December 31, 2016, 34,523 options vested.

The Company uses the Black-Scholes valuation model to measure the grant-date fair value of stock options. The grant-date fair value of stock options issued to employees is recognized on a straight-line basis over the requisite service period. Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest. To determine the fair value of stock options using the Black-Scholes valuation model, the calculation takes into consideration the effect of the following:

●	Exercise price of the option
●	Fair value of the Company’s common stock on the date of grant
●	Expected term of the option
●	Expected volatility over the expected term of the option
●	Risk-free interest rate for the expected term of the option

The calculation includes several assumptions that require management’s judgment. The expected term of the options is calculated using the simplified method described in GAAP. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is derived from volatility calculated using historical closing prices of common shares of similar entities whose share prices are publicly available for the expected term of the options. The risk-free interest rate is based on the U.S. Treasury constant maturities in effect at the time of grant for the expected term of the options.

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the year ended December 31, 2016:

Risk-free interest rate	1.17%
Expected term (in years)	3.38
Dividend yield	-
Expected volatility	75%

The weighted-average grant-date fair value per share of stock options granted during the year ended December 31, 2016 was $2.91. The aggregate grant date fair value of the 142,500 options granted during the year ended December 31, 2016 was $414,383.

For the twelve months ended December 31, 2016, total stock option expense related to stock options was $220,691. At December 31, 2016, the total compensation cost related to stock options not yet recognized is approximately $234,391, which is expected to be recognized over a weighted-average period of approximately 2.08 years.